Other Operating Income - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Trading And Other Income [Abstract]
Gains (losses) on embedded derivatives bifurcated from certain equity index-linked deposits	£ (12)	£ 14	£ (15)
Gains (losses) on economic hedging of embedded derivatives bifurcated from certain equity index-linked deposits	12	(14)	15
Net gain on equity index-linked deposits and the related economic hedges	0	0	0
Exchange rate differences in the consolidated income statement on items not at fair value through profit and loss	1,215	(2,147)	215
These are principally offset by related releases from the cash flow hedge reserve	(1,231)	2,130	£ (357)
Losses on disposals of property, plant and equipment	£ (7)
Gains on disposals of property, plant and equipment		£ 73